UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

February 29, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
Hexcel Corp.	6,700	$276,911
Raytheon Co.	4,672	578,627
United Technologies Corp.	15,122	1,461,088

		$2,316,626

Auto Components — 1.8%
Goodyear Tire & Rubber Co. (The)	37,000	$1,114,440

		$1,114,440

Banks — 3.2%
BankUnited, Inc.	28,746	$923,322
PNC Financial Services Group, Inc. (The)	13,066	1,062,396

		$1,985,718

Beverages — 3.7%
Constellation Brands, Inc., Class A	2,740	$387,518
Molson Coors Brewing Co., Class B	7,790	664,254
PepsiCo, Inc.	12,600	1,232,532

		$2,284,304

Biotechnology — 3.3%
Celgene Corp.(1)	2,713	$273,552
Gilead Sciences, Inc.	16,137	1,407,953
Incyte Corp.(1)	2,205	162,067
Vertex Pharmaceuticals, Inc.(1)	2,010	171,835

		$2,015,407

Capital Markets — 1.8%
Invesco, Ltd.	41,900	$1,120,406

		$1,120,406

Chemicals — 1.8%
PPG Industries, Inc.	11,377	$1,098,222

		$1,098,222

Consumer Finance — 0.7%
Synchrony Financial(1)	14,882	$401,070

		$401,070

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(1)	7,050	$945,899
McGraw Hill Financial, Inc.	4,480	402,035

		$1,347,934

Diversified Telecommunication Services — 2.8%
Verizon Communications, Inc.	34,051	$1,727,407

		$1,727,407

Electric Utilities — 1.8%
NextEra Energy, Inc.	9,896	$1,116,467

		$1,116,467

Electrical Equipment — 1.3%
Hubbell, Inc., Class B	7,931	$788,024

		$788,024

Security	Shares	Value
Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	10,109	$725,017

		$725,017

Food & Staples Retailing — 1.4%
Kroger Co. (The)	12,390	$494,485
Sprouts Farmers Market, Inc.(1)	13,367	380,692

		$875,177

Food Products — 3.9%
General Mills, Inc.	22,120	$1,301,762
Mondelez International, Inc., Class A	13,580	550,397
Pinnacle Foods, Inc.	13,242	571,922

		$2,424,081

Health Care Equipment & Supplies — 1.3%
Medtronic PLC	5,204	$402,738
Zimmer Biomet Holdings, Inc.	3,898	377,365

		$780,103

Health Care Providers & Services — 1.6%
Humana, Inc.	2,430	$430,037
McKesson Corp.	3,704	576,417

		$1,006,454

Household Durables — 1.4%
Newell Rubbermaid, Inc.	16,246	$617,510
Tempur Sealy International, Inc.(1)	4,219	243,310

		$860,820

Industrial Conglomerates — 3.1%
General Electric Co.	66,495	$1,937,664

		$1,937,664

Insurance — 4.7%
Chubb, Ltd.	11,313	$1,306,991
MetLife, Inc.	12,000	474,720
XL Group PLC	32,898	1,131,033

		$2,912,744

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	1,949	$1,076,861

		$1,076,861

Internet Software & Services — 4.9%
Alibaba Group Holding, Ltd. ADR(1)	4,200	$289,002
Alphabet, Inc., Class C(1)	2,386	1,664,879
Facebook, Inc., Class A(1)	10,154	1,085,666

		$3,039,547

IT Services — 3.3%
Fiserv, Inc.(1)	7,194	$687,962
International Business Machines Corp.	3,100	406,193
Visa, Inc., Class A	13,253	959,385

		$2,053,540

Leisure Products — 1.3%
Vista Outdoor, Inc.(1)	15,862	$781,997

		$781,997

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	3,853	$497,769

		$497,769

Security	Shares	Value
Media — 2.7%
Walt Disney Co. (The)	17,501	$1,671,696

		$1,671,696

Metals & Mining — 1.0%
Compass Minerals International, Inc.	8,858	$600,927

		$600,927

Multi-Utilities — 1.6%
Sempra Energy	10,409	$1,004,573

		$1,004,573

Multiline Retail — 2.1%
Dollar General Corp.	17,222	$1,278,734

		$1,278,734

Oil, Gas & Consumable Fuels — 5.4%
California Resources Corp.	1,495	$841
EOG Resources, Inc.	7,259	469,948
Exxon Mobil Corp.	9,921	795,168
Occidental Petroleum Corp.	16,673	1,147,436
Royal Dutch Shell PLC, Class B	40,258	914,080

		$3,327,473

Pharmaceuticals — 7.9%
Allergan PLC(1)	2,425	$703,517
Bristol-Myers Squibb Co.	11,162	691,263
Jazz Pharmaceuticals PLC(1)	2,600	316,108
Johnson & Johnson	21,800	2,293,578
Teva Pharmaceutical Industries, Ltd. ADR	15,436	858,241

		$4,862,707

Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	10,680	$795,553
Federal Realty Investment Trust	5,920	876,515

		$1,672,068

Road & Rail — 2.2%
Union Pacific Corp.	17,390	$1,371,375

		$1,371,375

Semiconductors & Semiconductor Equipment — 2.1%
Broadcom, Ltd.	6,005	$804,490
NXP Semiconductors NV(1)	7,280	518,627

		$1,323,117

Software — 7.3%
Mentor Graphics Corp.	25,279	$482,829
Microsoft Corp.	37,489	1,907,441
Oracle Corp.	42,035	1,546,047
Verint Systems, Inc.(1)	16,774	595,980

		$4,532,297

Specialty Retail — 1.4%
Lowe’s Cos., Inc.	12,400	$837,372

		$837,372

Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	19,948	$1,928,772

		$1,928,772

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands, Inc.	13,260	$377,777

		$377,777

Security	Shares	Value
Tobacco — 1.8%
Reynolds American, Inc.	21,847	$1,101,744

		$1,101,744

Total Common Stocks (identified cost $60,031,018)		$62,178,431

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	26	$1,765	3/4/16	$585
S&P 500 Index	23	1,750	3/11/16	1,783
S&P 500 Index	25	1,820	3/18/16	17,500
S&P 500 Index	25	1,865	3/24/16	44,000
S&P 500 Index FLEX	27	1,810	3/2/16	5
S&P 500 Index FLEX	26	1,725	3/7/16	90
S&P 500 Index FLEX	24	1,760	3/9/16	727
S&P 500 Index FLEX	24	1,770	3/14/16	3,708
S&P 500 Index FLEX	24	1,810	3/16/16	9,928
S&P 500 Index FLEX	25	1,845	3/21/16	25,825
S&P 500 Index FLEX	25	1,810	3/23/16	18,608
S&P 500 Index FLEX	25	1,860	3/28/16	43,415

Total Put Options Purchased (identified cost $473,278)				$166,174

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.45%(2)	$305	$305,188

Total Short-Term Investments (identified cost $305,188)		$305,188

Total Investments — 101.4% (identified cost $60,809,484)		$62,649,793

Call Options Written — (0.9)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	26	$1,935	3/4/16	$(39,000)
S&P 500 Index	23	1,920	3/11/16	(72,335)
S&P 500 Index	25	1,965	3/18/16	(37,625)
S&P 500 Index	25	1,995	3/24/16	(21,875)
S&P 500 Index FLEX	27	1,956	3/2/16	(9,107)
S&P 500 Index FLEX	26	1,895	3/7/16	(130,607)
S&P 500 Index FLEX	24	1,929	3/9/16	(69,316)
S&P 500 Index FLEX	24	1,941	3/14/16	(60,903)
S&P 500 Index FLEX	24	1,962	3/16/16	(39,719)
S&P 500 Index FLEX	25	1,992	3/21/16	(22,400)
S&P 500 Index FLEX	25	1,956	3/23/16	(62,075)
S&P 500 Index FLEX	25	1,995	3/28/16	(30,264)

Total Call Options Written (premiums received $490,379)				$(595,226)

Value
Other Assets, Less Liabilities — (0.5)%	$(290,920)

Net Assets — 100.0%	$61,763,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2016 was $652.

Abbreviations:

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended February 29, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	245	$315,219
Options written	966	1,511,112
Options terminated in closing purchase transactions	(20)	(21,471)
Options exercised	(26)	(55,863)
Options expired	(866)	(1,258,618)

Outstanding, end of period	299	$490,379

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 29, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 29, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$166,174	$—
Written options	—	(595,226)

Total	$166,174	$(595,226)

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$60,568,438

Gross unrealized appreciation	$4,566,401
Gross unrealized depreciation	(2,485,046)

Net unrealized appreciation	$2,081,355

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,999,697	$—	$—	$7,999,697
Consumer Staples	6,685,306	—	—	6,685,306
Energy	3,138,410	914,080	—	4,052,490
Financials	9,439,940	—	—	9,439,940
Health Care	9,162,440	—	—	9,162,440
Industrials	6,413,689	—	—	6,413,689
Information Technology	12,877,273	—	—	12,877,273
Materials	1,699,149	—	—	1,699,149
Telecommunication Services	1,727,407	—	—	1,727,407
Utilities	2,121,040	—	—	2,121,040
Total Common Stocks	$61,264,351	$914,080 *	$—	$62,178,431
Put Options Purchased	$63,868	$102,306	$—	$166,174
Short-Term Investments	—	305,188	—	305,188
Total Investments	$61,328,219	$1,321,574	$—	$62,649,793

Liability Description
Call Options Written	$(170,835)	$(424,391)	$—	$(595,226)
Total	$(170,835)	$(424,391)	$—	$(595,226)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At February 29, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2016